Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	$ 277,175	$ 1,301	$ 291,448	$ 366	$ (5,903)	$ (10,037)
Changes in equity
Loss for the period	(5,429)	0	0	0	0	(5,429)
Translation adjustment	(9,315)	0	0	0	(9,315)	0
Total comprehensive loss for the period	(14,744)	0	0	0	(9,315)	(5,429)
Share-based compensation expense	793	0	0	793	0	0
Total transactions with owners	793	0	0	793	0	0
Ending balance at Jun. 30, 2022	263,224	1,301	291,448	1,159	(15,218)	(15,466)
Beginning balance at Dec. 31, 2022	249,816	1,301	291,448	2,595	(13,035)	(32,493)
Changes in equity
Loss for the period	(18,666)	0	0	0	0	(18,666)
Translation adjustment	1,619
Other comprehensive (expense)/income	831	0	0	(788)	1,619	0
Total comprehensive loss for the period	(17,835)	0	0	(788)	1,619	(18,666)
Share-based compensation expense	1,002	0	0	1,002	0	0
Total transactions with owners	1,002	0	0	1,002	0	0
Ending balance at Jun. 30, 2023	$ 232,983	$ 1,301	$ 291,448	$ 2,809	$ (11,416)	$ (51,159)